Use of Estimates and Assumptions	6 Months Ended
Dec. 31, 2025
Use of Estimates and Assumptions [Abstract]
Use of estimates and assumptions
3.	Use of estimates and assumptions

The preparation of unaudited interim condensed consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods.